Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Funds payable to institutional funding partners 1	326,914	361,214
Accrued marketing expense	133,399	262,016
Accrued collection service fee	41,654	41,213
Accrued technical services expense	25,988	58,460
Accrued payment channel expenses	21,055	33,872
Accrued professional service fee	25,074	28,734
Payable to platform users	81,150	78,766
Others	64,748	44,433

	719,982	908,708

1	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.